Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Description Of Accounting Policy For Segment Reporting Text Block Abstract
Schedule of company’s internal financial reporting system
	Products	Covid-19 Services	Patient Services	Total
	Unaudited
Revenues from external customers	-	361	1,863	2,224
Segment loss	2,398	7,798	2,906	13,102
Unallocated general and administrative expenses				7,687
Finance Income, net				7,515
Loss before taxes on income				13,274

	Products	Patient Services	Total
	Unaudited
Revenues from external customers	50	2,875	2,925
Segment loss	1,528	883	2,411
Unallocated general and administrative expenses			1,862
Finance expenses, net			503
Loss before taxes on income			4,776

	Products	Covid-19 Services	Patient Services	Total
Revenues from external customers	50	97	4,911	5,058
Segment loss	3,386	301	3,476	7,163
Unallocated G&A expenses				4,106
Finance expenses, net				3,622
Loss before income taxes				14,891

	Products	Patient Services	Total
Revenues from external customers	41	4,859	4,900
Segment loss	4,243	4,803	9,046
Unallocated G&A expenses			3,254
Finance expenses, net			406
Loss before income taxes			12,706

	Products	Patient Services	Total
Revenues from external customers	12	5,514	5,526
Segment loss	6,147	5,076	11,223
Unallocated G&A expenses			1,556
Finance expenses, net			3,587
Loss before income taxes			16,366